UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22322

GLOBAL REAL ESTATE INVESTMENTS FUND
 (Exact name of registrant as specified in charter)

5251 DTC Parkway, Suite 935
Greenwood Village, CO 80111
 (Address of principal executive offices)

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(866) 622-3864
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2011

Date of reporting period:  March 31, 2011

Item 1. Schedule of Investments.

GLOBAL REAL ESTATE INVESTMENTS FUND
Schedule of Investments - March 31, 2011 (Unaudited)

COMMON STOCKS - 86.8%		Shares	Value
Asia-Pacific - 36.4%
Australia - 5.6%
CFS Retail Property Trust		14,000	$26,645
Commonwealth Property Office Fund		56,000	49,814
Westfield Group		55,000	531,346
			607,805
China - 17.2%
Champion REIT		600,000	347,880
China Overseas Land & Investment Ltd.		138,700	282,088
China Resources Land Ltd.		19,000	35,564
Hang Lung Properties Ltd.		47,270	206,921
Henderson Land Development Co. Ltd.		26,000	180,162
The Link REIT		50,000	156,520
Sino Land Co. Ltd.		72,000	127,921
Sun Hung Kai Properties Ltd.		32,950	521,876
			1,858,932
Japan - 7.9%
Kenedix Realty Investment Corporation		58	238,471
Mitsubishi Estate Co. Ltd.		15,000	253,727
Mitsui Fudosan Co. Ltd.		15,000	247,596
Top REIT, Inc.		20	120,101
			859,895
Singapore - 5.7%
Ascendas Real Estate Investment Trust		47,960	77,619
CapitaCommercial Trust		140,000	154,383
CapitaMall Trust		43,840	65,386
Mapletree Logistics Trust		300,000	215,391
Suntec Real Estate Investment Trust		90,000	109,956
			622,735
Total Asia-Pacific (Cost $4,110,814)			3,949,367

Europe - 15.1%
France - 5.9%
Fonciere Des Regions		1,200	127,871
ICADE		1,000	123,409
Unibail-Rodamco S.E.		1,800	389,913
			641,193
Germany - 3.2%
Alstria Office REIT - AG		25,000	347,567

Sweden - 2.8%
Castellum AB		21,000	305,423

United Kingdom - 3.2%
British Land Co. PLC		8,000	70,906
Great Portland Estates PLC		23,590	145,999
Hammerson PLC		10,000	71,692
Segro PLC		10,000	51,575
			340,172
Total Europe (Cost $1,516,441)			1,634,355

North America - 35.3%
Bermuda - 4.5%
Hongkong Land Holdings Limited		70,000	490,000

United States - 30.8%
American Campus Communities, Inc.		3,000	99,000
AvalonBay Communities, Inc.		1,000	120,080
Biomed Realty Trust, Inc.		12,000	228,240
DiamondRock Hospitality Company		15,000	167,550
Digital Realty Trust, Inc.		7,000	406,980
Dupont Fabros Technology, Inc.		7,000	169,750
Hersha Hospitality Trust		54,000	320,760
Kilroy Realty Corporation		5,000	194,150
LaSalle Hotel Properties		8,000	216,000
LTC Properties, Inc.		3,000	85,020
Mack-Cali Realty Corporation		13,000	440,700
Realty Income Corporation		8,000	279,600
UDR, Inc.		5,000	121,850
Ventas, Inc.		9,000	488,700
			3,338,380
Total North America (Cost $3,829,906)			3,828,380

TOTAL COMMON STOCKS (cost $9,457,161 )			9,412,102

WARRANTS - 0.0%
Asia-Pacific - 0.0%
China - 0.0%
Henderson Land Development Co. Ltd.^
Expiration: June, 2011, Strike Price: $58.00		800	47
TOTAL WARRANTS (cost $0)			47

SHORT-TERM INVESTMENTS - 1.3%
North America - 1.3%
United States - 1.3%
Fidelity Institutional Money Market Portfolio - Select Class, 0.160%*		138,448	138,448
TOTAL SHORT-TERM INVESTMENTS (cost $138,448)			138,448

TOTAL INVESTMENTS (cost $9,595,609)(a) - 88.1%			$9,550,597
Other Assets in Excess of Liabilities - 11.9%			1,285,509
NET ASSETS - 100.0%			$10,836,106

Percentages are stated as a percent of net assets.
^ Non-income producing security.
* Variable rate security. The rate shown is the rate in effect at March 31, 2011.
REIT - Real Estate Investment Trust.
(a) The cost basis of investments for federal tax purposes at March 31, 2011 was as follows@:

Cost of investments	$9,661,331
Gross unrealized appreciation		233,394
Gross unrealized depreciation		(344,128)
Net unrealized depreciation	$(110,734)

@ Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Fair Valuation Accounting Standards at March 31, 2011

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Portfolio's net assets as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks(b)	$9,412,102	$-	$-	$9,412,102
Warrants	47	-	-	47
Short-Term Investments	138,448	-	-	138,448
Total Investments	$9,550,597	$-	$-	$9,550,597

(b) For detail of common stocks by geographic classification, please refer to the Schedule of Investments.

In January, 2010, FASB issued Accounting Standards Update No. 2010-06, "Improving Disclosures about Fair Value Measurements" ("ASU 2010-06").
ASU 2010-06 requires disclosures regarding transfers in and out of Levels 1 and 2 as well as additional details regarding Level 3 transaction activity.
For the period ended March 31, 2011, there were no transfers into or out of Level 1 or Level 2 or transaction activity to report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Global Real Estate Investments Fund

By (Signature and Title)*  /s/ Andrew J. Duffy
                                                    Andrew J. Duffy, President

Date   May 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/  Andrew J. Duffy
                                                   Andrew J. Duffy, President

Date May 24, 2011

By (Signature and Title)* /s/ Randy S. Lewis
                                                   Randy S. Lewis, Treasurer

Date May 24, 2011

* Print the name and title of each signing officer under his or her signature.